Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014	Aug. 31, 2015	Aug. 31, 2014	Feb. 28, 2015	Feb. 28, 2014
Revenue
Revenue
Total revenue
OPERATING EXPENSES
General & administrative	$ 1,076,032	$ 1,267,176	$ 2,024,928	$ 1,802,677	$ 3,524,901	$ 3,526,863
Research & development	317,968	479,635	537,294	732,717	1,266,158	824,336
Total Operating Expenses	1,394,000	1,746,811	2,562,222	2,535,394	4,791,059	4,351,199
OTHER EXPENSES (INCOME)
Interest income					95,019	137,098
Interest expense	$ 40,444	217,860	45,361	618,606
Accretion expense			$ 29,883	539,319	539,319	829,969
Deferred financing costs amortization		15,131		60,523	60,523	14,159
Other income, net	$ (139,967)	$ (522)	$ (140,136)	$ (3,159)	(2,253)	$ (82)
Realized loss on marketable securities, including brokerage fees and commissions					(68,748)
Change in fair value of warrant liability	$ (36,400)		$ (172,900)		118,300
Beneficial conversion feature		$ 2,324,760		$ 2,324,760	$ 2,324,759
Loss on extinguishment of debt						$ 32,853
Change in fair value of put embedded in note payable	$ 3,134		$ 3,134
Settlement expense	660		39,097
Total Other Expenses (Income)					$ 3,204,415	1,013,997
NET LOSS	(1,261,871)	$ (4,304,040)	(2,336,778)	$ (5,536,124)	(7,995,474)	(5,365,196)
Net loss	$ (1,331,076)	$ (4,304,040)	(3,528,736)	$ (5,536,124)	(8,237,537)	$ (5,365,196)
Deemed Dividend on Series B Preferred Stock issuance			(1,067,491)		(225,296)
Accrued dividends on Series B Preferred Stock	$ (69,205)		(124,467)		(16,767)
Loss attributable to common shareholders	$ (1,331,076)	$ (4,304,040)	$ (3,528,736)	$ (5,536,124)	$ (8,237,537)	$ (5,365,196)
Net loss per share, basic and diluted	$ (0.73)	$ (2.53)	$ (1.94)	$ (3.52)	$ (4.95)	$ (3.80)
Weighted average of shares outstanding	1,823,003	1,702,820	1,816,136	1,572,171	1,661,933	1,411,273